Organization and Basis of Financial Statements	12 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Financial Statements

1. Organization and Basis of Financial Statements

Deswell Industries, Inc. was incorporated in the British Virgin Islands on December 2, 1993.

The principal activities of the Company comprise the manufacturing and sales of injection-molded plastic parts and components and electronic products assembling. The manufacturing activities are subcontracted to subsidiaries operating in the People’s Republic of China (“PRC”). The selling and administrative activities were originally performed in the Hong Kong Special Administrative Region (“Hong Kong”) of the PRC. From August 2003, these activities were moved to the Macao Special Administrative Region (“Macao”) of the PRC. During the fourth quarter of fiscal 2015, the Company closed down its metallic parts business unit and sold all of its assets. The operating results of the metallic parts business unit are reported as discontinued operations for all periods presented. See note 10 – discontinued operations for further discussion.

As the Company is a holding company, the amount of any dividends to be declared by the Company will be dependent upon the amount which can be distributed from its subsidiaries. Dividends from subsidiaries are declared based on profits as reported in their statutory accounts.